Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Details of earnings per share

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

11.1	Basic earnings per share – cents	139	79	80

Basic earnings per share is calculated by dividing the profit attributable to owners of the parent of US$1,245.0 million (2023: US$703.3 million and
2022: US$711.0 million) by the weighted average number of ordinary shares in issue during the year of 894,881,526 (2023: 893,318,864 and
2022: 890,968,721).

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

11.2	Basic earnings per share from continuing operations – cents	139	81	79

Basic earnings per share from continuing operations is calculated by dividing the profit attributable to owners of the parent from continuing operations of US$1,245.0 million (2023: US$722.2 million and 2022:
US$698.0 million) by the weighted average number of ordinary shares in issue during the year of 894,881,526 (2023: 893,318,864 and 2022:
890,968,721).

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

11.3	Basic (loss)/earnings per share from discontinued operation – cents	—	(2)	1

Basic (loss)/earnings per share from discontinued operation is calculated by dividing the loss attributable to owners of the parent from discontinued
operation of US$nil (2023: loss of US$18.9 million and 2022: profit of
US$13.0 million ) by the weighted average number of ordinary shares in issue during the year of 894,881,526 (2023: 893,318,864 and 2022:
890,968,721 ).

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

11.4	Diluted earnings per share – cents	138	77	78

Diluted earnings per share is calculated by dividing the diluted profit attributable to owners of the parent of US$1,234.4 million (2023: US$692.2 million and 2022: US$701.3 million) by the diluted weighted average number of ordinary shares in issue during the year of 895,503,589 (2023:
895,037,887 and 2022: 893,916,246).

	Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
	Profit attributable to owners of the parent	1,245.0	703.3	711.0
	South Deep minority interest at 10%	(10.6)	(11.1)	(9.7)
	Diluted profit attributable to owners of the parent	1,234.4	692.2	701.3
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	894,881,526	893,318,864	890,968,721
	Potentially dilutive share options in issue	622,063	1,719,023	2,947,525
	Diluted weighted average number of ordinary shares	895,503,589	895,037,887	893,916,246

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

11.5	Diluted earnings per share from continuing operations – cents	138	79	77

Diluted earnings per share from continuing operations is calculated by dividing the diluted profit attributable to owners of the parent from continuing operations of US$1,234.4 million (2023: US$711.1 million and 2022: US$688.3 million) by the diluted weighted average number of ordinary shares in issue during the year of 895,503,589 (2023: 895,037,887 and 2022: 893,916,246).

Net profit attributable to owners of the parent from continuing operations has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent from continuing operations:

	Profit attributable to owners of the parent from continuing operations	1,245.0	722.2	698.0
	South Deep minority interest at 10%	(10.6)	(11.1)	(9.7)
	Diluted profit attributable to owners of the parent from continuing operations	1,234.4	711.1	688.3
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	894,881,526	893,318,864	890,968,721
	Potentially dilutive share options in issue	622,063	1,719,023	2,947,525
	Diluted weighted average number of ordinary shares	895,503,589	895,037,887	893,916,246

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

11.6	Diluted (loss)/earnings per share from discontinued operation – cents	—	(2)	1

Diluted (loss)/earnings per share from discontinued operation is calculated by dividing the loss attributable to owners of the parent from discontinued
operation of US$nil (2023: loss of US$18.9 million and 2022: profit of
US$13.0 million) by the weighted average number of ordinary shares in issue during the year of 895,503,589 (2023: 895,037,887 and 2022:
893,916,246).